Investments In Joint Ventures and Associates - Summary Of Bargain Purchase (Detail) $ in Thousands, $ in Thousands	Jan. 20, 2022 MXN ($)	Jan. 20, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Jan. 20, 2022 USD ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Fair value of the identifiable net assets acquired			$ 38,317,854	$ 1,878,050
Deer Park
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Total consideration transferred	$ 37,046,666				$ 1,815,746
Fair value of the identifiable net assets acquired	(38,317,854)				$ (1,878,050)
Gain on bargain purchase	$ (1,271,188)	$ (62,304)